Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000233574 [Member]
Shareholder Report [Line Items]
Fund Name	AstoriaReal Assets ETF
Class Name	AstoriaReal Assets ETF
Trading Symbol	PPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Astoria Real Assets ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ppi/#literature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$71	0.58%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Astoria Real Assets ETF (PPI) returned 44.86% during the 1-year period ending 3/31/2026, while its benchmark (70% MSCI All Country World Index, 20% Bloomberg Commodity Index, and 10% Bloomberg US TIPS 1-3 Year) Index returned 21.11%. The ETF was incepted on 12/29/2021 and is an actively managed strategy.
Equities positively contributed to the lion's share of the ETF's return, while commodities also notably contributed to the ETF's performance. Our fixed income positions marginally contributed to the ETF's return.
Equities
The largest contributors were Vertiv Holdings Co. Class A, Rolls-Royce Holdings plc, and AngloGold Ashanti PLC, which added 2.52%, 2.36%, and 2.06%, respectively, to the Fund's performance.
The largest detractors were Siemens Energy AG, VICI Properties Inc, and Occidental Petroleum Corporation, which subtracted 0.34%, 0.28%, and 0.27%, respectively, from the ETF's return.
Commodities
The SPDR Gold MiniShares Trust (GLDM) contributed 3.97% to the Fund's performance, while the Aberdeen Physical Silver Shares ETF (SIVR) and the Aberdeen Physical Precious Metals Basket Shares ETF (GLTR) increased the ETF's return by 1.59% and 0.34%, respectively.
Fixed Income
TIPS (Treasury Inflation-Protected Securities) also positively contributed to the Fund's performance as the Schwab US TIPS ETF (SCHP), iShares 0-5 Year TIPS Bond ETF (STIP), and the F/m Ultrashort Treasury Inflation-Protected Security ETF (RBIL) added 0.13%, 0.10%, and 0.03%, respectively.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Astoria Real Assets ETF (PPI)	44.86%	14.83%
MSCI ACWI (Net) Index	20.01%	7.97%
Astoria Blended Benchmark Index	21.11%	8.62%
Bloomberg Commodity Total Return Index	32.29%	11.79%
Bloomberg U.S. TIPS 1-3 Year (USD) Index	3.72%	3.41%
[1]	The Fund commenced operations on December 29, 2021. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Dec. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.axsinvestments.com/ppi/#performance-section for the most recent performance information.
Net Assets	$ 140,461,659
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 433,629
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$140,461,659
Total number of portfolio holdings	81
Total advisory fees paid (net)	$433,629
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

SPDR Gold MiniShares Trust	7.0%
Shell PLC - ADR	3.0%
Exxon Mobil Corp.	2.7%
Engie S.A.	2.6%
GE Vernova, Inc.	2.5%
E.ON S.E.	2.2%
Lockheed Martin Corp.	2.2%
ABB Ltd.	2.0%
Siemens Energy A.G.	1.9%
Simon Property Group, Inc.	1.9%

Asset Allocation

Sector  Allocation

Largest Holdings [Text Block]

Top Ten Holdings

SPDR Gold MiniShares Trust	7.0%
Shell PLC - ADR	3.0%
Exxon Mobil Corp.	2.7%
Engie S.A.	2.6%
GE Vernova, Inc.	2.5%
E.ON S.E.	2.2%
Lockheed Martin Corp.	2.2%
ABB Ltd.	2.0%
Siemens Energy A.G.	1.9%
Simon Property Group, Inc.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2025, the Advisor reduced its management fee from 0.70% to 0.55%.
This is summary of changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025 as amended December 10, 2025 at www.axsinvestments.com/ppi/#literature.

Material Fund Change Expenses [Text Block]	Effective July 1, 2025, the Advisor reduced its management fee from 0.70% to 0.55%.
Summary of Change Legend [Text Block]
This is summary of changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025 as amended December 10, 2025 at www.axsinvestments.com/ppi/#literature.

Updated Prospectus Web Address	www.axsinvestments.com/ppi/#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237806 [Member]
Shareholder Report [Line Items]
Fund Name	AXSGreen Alpha ETF
Class Name	AXSGreen Alpha ETF
Trading Symbol	NXTE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/nxte/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Green Alpha ETF (NXTE)	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending March 31, 2026, the AXS Green Alpha ETF (NXTE) generated a total return of 31.96%. The Fund primarily invested in common stocks and American Depository Receipts ("ADRs").
TOP PERFORMANCE CONTRIBUTORS
Technology | Technology companies represented the most significant sector weighting during the period, and the Fund's selections in this sector contributed positively with a 22.78% contribution to Fund returns. These holdings had a total return of 75.43%.
Energy | The Fund's holdings in the Energy sector were the second largest contributor to performance during the period, adding 6.43% to Fund returns. Companies in this sector demonstrated strong performance with a total return of 97.94%.
Taiwan Semiconductor Manufacturing Company Ltd (ADR) | The Fund's position in Taiwan Semiconductor (Technology sector) provided the most significant individual contribution to NXTE's performance over the 1-year period, contributing 7.41% to Fund returns, on a total return of 106.06%.
TOP PERFORMANCE DETRACTORS
Real Estate | The Fund's exposure to Real Estate companies was the largest detractor from performance, negatively impacting Fund returns by -4.08%. Real Estate sector holdings experienced macro headwinds, resulting in a total return of -25.43%R.
Consumer Staples | Investments in the Consumer Staples sector detracted -1.85% from the Fund's returns. These holdings faced headwinds from market volatility and sector-specific challenges, generating a total return of -45.80%.
Hudson Pacific Properties Inc. | The Fund's position in Hudson Pacific Properties provided the worst individual contribution to NXTE's performance over the 1-year period detracting -2.98%, on a total return of -71.38%.
Data as of 3/31/2026, Bloomberg Finance LP.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Green Alpha ETF (NXTE)	31.96%	8.33%
MSCI All Country World Index Investable Market Index	20.64%	18.77%
[1]	The Fund commenced operations on September 27, 2022. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.axsinvestments.com/nxte-data/ for the most recent performance information.
Net Assets	$ 43,235,720
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 434,635
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,235,720
Total number of portfolio holdings	53
Total advisory fees paid (net)	$434,635
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11.2%
ASML Holding N.V.	5.8%
SK hynix, Inc.	5.3%
Contemporary Amperex Technology Co., Ltd. - Class A	5.0%
International Business Machines Corp.	4.9%
Vestas Wind Systems A/S	4.5%
Applied Materials, Inc.	3.7%
Lam Research Corp.	3.7%
CRISPR Therapeutics A.G.	3.4%
Nextpower, Inc. - Class A	3.2%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11.2%
ASML Holding N.V.	5.8%
SK hynix, Inc.	5.3%
Contemporary Amperex Technology Co., Ltd. - Class A	5.0%
International Business Machines Corp.	4.9%
Vestas Wind Systems A/S	4.5%
Applied Materials, Inc.	3.7%
Lam Research Corp.	3.7%
CRISPR Therapeutics A.G.	3.4%
Nextpower, Inc. - Class A	3.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000240275 [Member]
Shareholder Report [Line Items]
Fund Name	AXSEsoterica NextG Economy ETF
Class Name	AXSEsoterica NextG Economy ETF
Trading Symbol	WUGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/wugi/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Esoterica NextG Economy ETF (WUGI)	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended March 31, 2026, the Fund had positive performance (+22.44%). The Fund primarily invested in the technology sector such as semiconductors, software and Internet, etc.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1: TSMC , contributed 7.78%. The company benefited from strong demand as AI development has been taking shape globally.
Contributor #2: Broadcom, contributed 5.53%. The company benefited from strong demand of AI Compute.
Contributor #3:Nvidia, contributed 4.78%. The company benefited from strong demand of AI Compute.
TOP PERFORMANCE DETRACTORS
Detractor #1: Meituan, detracted 1.12%. Suffered from renewed competition in the local services in China.
Detractor #2: Cadence Design System, detracted 0.78%. The company was negatively impacted by the trade war between China and the U.S. and the technology control.
Detractor #3: Robinhood Markets, detracted 0.67%. Suffered from demand loss due to weakness of crypto markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Esoterica NextG Economy ETF (WUGI)	22.44%	10.69%	21.78%
S&P 500 Index	17.80%	12.06%	18.14%
MSCI All Country World Index	20.01%	9.49%	15.84%
[1]	The Fund commenced operations on March 30, 2020. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Mar. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.axsinvestments.com/wugi-data/ for the most recent performance information.
Net Assets	$ 26,248,330
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 42,913
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,248,330
Total number of portfolio holdings	31
Total advisory fees paid (net)	$42,913
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	18.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	15.7%
Broadcom, Inc.	8.7%
Synopsys, Inc.	6.2%
Meta Platforms, Inc. - Class A	4.8%
Amazon.com, Inc.	3.7%
Cadence Design Systems, Inc.	3.3%
Siemens Energy A.G.	3.0%
Snowflake, Inc. - Class A	2.9%
KraneShares CSI China Internet ETF	2.9%
Asset Allocation
Industry  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	18.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	15.7%
Broadcom, Inc.	8.7%
Synopsys, Inc.	6.2%
Meta Platforms, Inc. - Class A	4.8%
Amazon.com, Inc.	3.7%
Cadence Design Systems, Inc.	3.3%
Siemens Energy A.G.	3.0%
Snowflake, Inc. - Class A	2.9%
KraneShares CSI China Internet ETF	2.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000247342 [Member]
Shareholder Report [Line Items]
Fund Name	AXSKnowledge Leaders ETF
Class Name	AXSKnowledge Leaders ETF
Trading Symbol	KNO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Knowledge Leaders ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/kno/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Knowledge Leaders ETF (KNO)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the last year, the AXS Knowledge Leaders ETF was up 17.77% based on NAV return. The fund invests primarily in mid-large cap stocks in Developed World.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to performance for the year were:
1)  Micron Technology (35.4% of the gains)
2)  TE Connectivity (7.1% of the gains)
3)  Suncor Energy (5.5% of the gains)
TOP PERFORMANCE DETRACTORS
The top detractors for performance for the year were:
1)  Boston Scientific Corp (21.5% of the losses)
2)  Constellation Software (14.4% of the losses)
3)  SAP SE (10.1% of the losses)
Asset Allocation Contributions
From an asset allocation perspective, the following sectors contributed the most positively to performance: 1) Technology (26.9% of the gains), 2) Industrial (26.3% of the gains) and 3) Energy (9.7% of the gains). The following sectors subtracted the most from performance: 1) Consumer Staples (13.7% of the losses), 2) Consumer Discretionary (9.4% of the losses) and 3) Communications (4.7% of the losses).
From a country perspective, the biggest contributors were: 1) United States (25.0% of the gains), 2) Japan (16.0% of the gains) and 3) Ireland (15.5% of the gains). The biggest detractors were: 1) Germany (7.4% of the losses), 2) Australia (3.7% of the losses) and 3) Netherlands (2.4% of the losses).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Knowledge Leaders ETF (KNO)	17.77%	4.66%	8.51%
MSCI ACWI (Net) Index	20.01%	9.49%	11.33%
MSCI World Equal Weighted NR Index	17.63%	6.44%	8.66%
MSCI World Ex USA Equal Weighted NR Index	23.21%	6.17%	7.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.axsinvestments.com/kno-data/for the most recent performance information.
Net Assets	$ 37,385,081
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 305,222
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,385,081
Total number of portfolio holdings	65
Total advisory fees paid (net)	$305,222
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Micron Technology, Inc.	8.6%
TE Connectivity PLC	3.7%
Trane Technologies PLC	3.1%
Garmin Ltd.	2.9%
Labcorp Holdings, Inc.	2.6%
Suncor Energy, Inc.	2.6%
Stryker Corp.	2.3%
CNH Industrial N.V.	2.1%
GE HealthCare Technologies, Inc.	2.0%
Kyocera Corp.	1.9%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	8.6%
TE Connectivity PLC	3.7%
Trane Technologies PLC	3.1%
Garmin Ltd.	2.9%
Labcorp Holdings, Inc.	2.6%
Suncor Energy, Inc.	2.6%
Stryker Corp.	2.3%
CNH Industrial N.V.	2.1%
GE HealthCare Technologies, Inc.	2.0%
Kyocera Corp.	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.